UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9539
                                                     ---------------------

                    Colonial New York Insured Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL NEW YORK
INSURED MUNICIPAL FUND


[photo of bridge]



SEMIANNUAL REPORT
MAY 31, 2003

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
The US bond market continued to reward investors with solid returns for the period covered by this report. As key economic indicators sent mixed signals, the US economy continued to struggle and interest rates declined. The Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--in November, to 1.25%--a new record low.1 The yield on the 10-year US Treasury bond fell to a 45-year low of 3.3% near the end of the period. Although the environment was favorable to bonds, declining interest rates and relatively low inflation raised the fear of deflation for the first time since the 1930s.

Bonds reported gains across all sectors. Leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. However, in the municipal sector, higher quality bonds generally outperformed high-yield issues.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio manager Paul Aston. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Colonial New York Insured Municipal Fund and for giving us the opportunity to help you build a strong financial future.

/s/ Joseph R. Palombo

Joseph R. Palombo
President




--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT
Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


1 On June 25, 2003, the Federal Reserve Board cut the federal funds rate to
  1.00%.


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT


For the six-month period ended May 31, 2003, Colonial New York Insured Municipal Fund returned 10.13%, based on net asset value. The fund's peer group, the Lipper New York Insured Municipal Debt Funds, averaged a 10.57% return.1 The fund's investments in airlines and independent power projects, which remained under pressure, detracted from relative performance. Also, deterring performance to some extent were short positions in US Treasury futures contracts, which are employed to reduce the overall duration of the fund.

New York municipal issues rallied amid falling interest rates and strong demand. In this environment, the fund's emphasis on higher-yielding securities worked well. Our longer-maturity zero coupon bonds, which pay no interest, also enjoyed strong price gains as interest rates declined. The fund benefited from being leveraged through its preferred shares, borrowing at a low variable rate and then reinvesting in higher-yielding, longer-term securities.

The prerefunding of several bond holdings, including Triborough Bridge & Tunnel Authority and Metropolitan Transportation Authority issues (4.3% and 2.9% of net assets, respectively), further aided performance.2 Prerefunding occurs when an issuer sells new bonds and invests the proceeds in US Treasury securities that are pledged to pay off the older debt. This improves the bond's quality and increases the value of the older bonds.

We continued to emphasize high quality revenue bonds in the education, hospital, and utilities sectors. Although education bonds did well, hospital and utility bonds were disappointing. During the period, we trimmed our investments in hospital bonds that had been downgraded and we experienced some single family housing issues being called away due to accelerations in mortgage prepayments. We also sold bonds with lower coupons (or stated interest rates) that had a significant risk of being called (or redeemed) by the issuer. In addition, we also bought and sold options on US Treasury futures contracts in order to hedge the fund's exposure to interest rate volatility.

Overall, our plan is to continue to focus on income, while emphasizing higher quality additions to the fund. We are optimistic that New York state and New York City municipal issues will benefit from strong demand even as budget deficits may lead to significant new issuance.

/s/ Paul A. Aston

Paul A. Aston is the head of Columbia Management Group's tax-exempt fixed income quantitative strategy department and portfolio manager of Colonial New York Insured Municipal Fund. Mr. Aston joined Columbia Management in 2002. Prior to January 1, 2003, Maureen G. Newman was the fund's manager.


Past performance is no guarantee of future investment results. The principal value and investment return will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates.

Single-state municipal bond funds pose additional risks due to limited geographical diversification. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.


1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

2  Holdings are disclosed as of May 31, 2003 and are subject to change.




PRICE PER SHARE
AS OF 5/31/03 ($)

Net asset value          16.65
------------------------------
Market price             16.16
------------------------------


SIX MONTH TOTAL RETURNS
AS OF 5/31/03 (%)

Net asset value          10.13
------------------------------
Market price              5.40
------------------------------


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/02-5/31/03 ($)

                          0.54
------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the Fund's ordinary income, and any market discount is taxable when distributed.

QUALITY BREAKDOWN
AS OF 5/31/03 (%) (UNAUDITED)

AAA                       88.0
------------------------------
AA                         6.6
------------------------------
A                          0.9
------------------------------
BBB                        3.0
------------------------------
BB                         0.1
------------------------------
Non-rated                  1.4
------------------------------


TOP 10 INDUSTRY SECTORS
AS OF 5/31/03 (%) (UNAUDITED)

Education                 18.0
------------------------------
Refunded/escrowed         16.5
------------------------------
Hospitals                  9.1
------------------------------
Airports                   8.6
------------------------------
Water & sewer              7.3
------------------------------
Municipal electric         6.5
------------------------------
Transportation             5.3
------------------------------
State appropriated         4.8
------------------------------
Local general obligations  4.7
------------------------------
Special non-property tax   3.9
------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Sector breakdowns are calculated as a percentage of net assets.

Because the fund is actively managed, there can be no guarantee that the fund will continue to maintain this quality breakdown or invest in these sectors in the future.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited) (New York unless otherwise stated)


MUNICIPAL BONDS - 97.9%                  PAR        VALUE
-----------------------------------------------------------

EDUCATION - 18.0%
Niagara County Industrial Development
   Agency, Niagara University,
   Series 2001 A,
     5.350% 11/01/23                $1,000,000  $ 1,074,970
Schenectady Industrial Development
   Agency, Union College, Series 1999 A,
     5.450% 12/01/29                 1,000,000    1,086,710
St. Lawrence County Industrial
   Development Agency, St. Lawrence
   University, Series 1998 A,
     5.375% 07/01/18                   700,000      790,363
State Dormitory Authority:
   Cooper Union, Series 1999,
     6.000% 07/01/19                 1,000,000    1,177,730
   New York University:
   Series 1998 A,
     5.750% 07/01/27                 1,500,000    1,846,185
   Series 2001,
     5.500% 07/01/22                   690,000      823,108
   Pratt Institute, Series 1999,
     6.000% 07/01/28                   500,000      559,365
                                                -----------
                                                  7,358,431
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 13.1%
CONGREGATE CARE RETIREMENT - 1.4%
State Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19                   300,000      347,781
Suffolk County Industrial Development
   Agency, Jefferson Ferry,
   Series 1999 A,
     7.200% 11/01/19                   200,000      213,382
                                                -----------
                                                    561,163
                                                -----------
HOSPITALS - 9.1%
State Dormitory Authority:
   City University of New York,
   Series 1997 I,
     5.500% 07/01/27                 1,000,000    1,074,670
   Memorial Sloan Center,
   Series 2003 1,
     (a) 07/01/25                    1,000,000      351,530
   Sloan Kettering Cancer Center,
   Series 1998,
     5.500% 07/01/23                 1,000,000    1,178,180
   St. Francis Hospital,
   Series 1999 A,
     5.500% 07/01/29                 1,000,000    1,120,510
                                                -----------
                                                  3,724,890
                                                -----------
NURSING HOMES - 2.6%
Syracuse Housing Authority,
   Loretto Rest, Series 1997 A,
     5.700% 08/01/27                 1,000,000    1,083,230
                                                -----------
-----------------------------------------------------------



                                         PAR        VALUE
-----------------------------------------------------------

HOUSING - 4.2%
ASSISTED LIVING/SENIOR - 1.8%
Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999,
     6.000% 05/01/29                $  200,000   $  177,020
State Dormitory Authority,
   Willow Towers, Inc., Series 2002,
     5.250% 02/01/22                   500,000      542,600
                                                -----------
                                                    719,620
                                                -----------
SINGLE FAMILY - 2.4%
State Mortgage Agency,
   Series 1999 8-2,
     5.650% 04/01/30                   945,000      993,006
                                                -----------

-----------------------------------------------------------
OTHER - 16.5%
REFUNDED/ESCROWED (b) - 16.5%
Metropolitan Transportation Authority,
   Series 1998 A,
     5.250% 07/01/28 (c)             1,000,000    1,175,370
PR Commonwealth of Puerto Rico,
   Series 1997,
     5.375% 07/01/25                 1,500,000    1,712,220
State Dormitory Authority:
   City University of New York,
   Series 1997 I,
     5.125% 07/01/27                   250,000      288,752
   State Urban Development Corp.,
   Series 1999 C,
     6.000% 01/01/29                 1,000,000    1,202,280
State Environmental Facilities Corp.,
   Series 2000,
     5.700% 07/15/22                   540,000      624,690
Triborough Bridge & Tunnel Authority,
   Series 1992 Y,
     6.125% 01/01/21                 1,390,000    1,761,589
                                                -----------
                                                  6,764,901
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 1.4%
RECREATION - 1.4%
New York City Cultural Trust,
   American Museum of Natural History,
   Series 1997 A,
     5.650% 04/01/22                   500,000      561,600
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 13.4%
LOCAL GENERAL OBLIGATIONS - 4.7%
New York City:
   Series 1998 B,
     5.375% 08/01/22                 1,000,000    1,059,160
   Series 1998 D,
     5.250% 08/01/21                   500,000      527,995
PR Commonwealth of Puerto Rico, Municipal
   Finance Agency, Series 1999 A,
     5.500% 08/01/23                   300,000      339,474
                                                -----------
                                                  1,926,629
                                                -----------




See notes to investment portfolio.

May 31, 2003 (Unaudited) (New York unless otherwise stated)

MUNICIPAL BONDS (CONTINUED)              PAR        VALUE
-----------------------------------------------------------

TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX - 3.9%
PR Commonwealth of Puerto Rico,
   Public Building Authority,
   Series 1997 B,
     5.000% 07/01/27               $ 1,000,000  $ 1,042,370
VI Virgin Islands Public Finance
   Authority, Series 1999,
     6.500% 10/01/24                   500,000      575,610
                                                -----------
                                                  1,617,980
                                                -----------
STATE APPROPRIATED - 4.8%
Metropolitan Transportation Authority,
   Series 2002,
     5.500% 07/01/17                   500,000      606,085
State Dormitory Authority,
   State University of New York,
   Series 1999 C,
     5.500% 07/01/29                 1,200,000    1,345,356
                                                -----------
                                                  1,951,441
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 15.7%
AIR TRANSPORTATION - 0.3%
New York City Industrial
   Development Agency:
   British Airways PLC, Series 2002,
     7.625% 12/01/32                   100,000       79,746
   JFK International Airport,
   American Airlines, Series 2002 B,
     8.500% 08/01/28                   100,000       47,486
                                                -----------
                                                    127,232
                                                -----------
AIRPORTS - 8.6%
Albany County Airport Authority,
   Series 1997,
     5.500% 12/15/19                 1,500,000    1,623,495
Niagara Frontier Transportation Authority,
   Series 1999 A,
     5.625% 04/01/29                 1,750,000    1,892,450
                                                -----------
                                                  3,515,945
                                                -----------
TOLL FACILITIES - 1.5%
Triborough Bridge & Tunnel Authority,
   Series 2002,
     5.500% 11/15/20                   500,000      602,735
                                                -----------

TRANSPORTATION - 5.3%
Metropolitan Transportation Authority:
   Series 2002 A,
     5.000% 11/15/30                   500,000      525,370
   Series 2002 E,
     5.500% 11/01/15                   500,000      606,475
New York City Transportation Authority,
   Series 1999 A,
     5.250% 01/01/29                 1,000,000    1,065,570
                                                -----------
                                                  2,197,415
                                                -----------
-----------------------------------------------------------


                                         PAR        VALUE
-----------------------------------------------------------

UTILITY - 15.6%
INDEPENDENT POWER PRODUCER - 1.8%
New York City Industrial Development
   Agency, Brooklyn Navy Yard Partners,
   Series 1997,
     5.650% 10/01/28               $   300,000   $  277,587
Port Authority of New York & New Jersey,
   KIAC Partners, Series 1996 IV,
     6.750% 10/01/19                   200,000      211,448
PR Commonwealth of Puerto Rico Industrial,
   Educational, Medical & Environmental
   Cogeneration Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26                   250,000      263,515
                                                -----------
                                                    752,550
                                                -----------
MUNICIPAL ELECTRIC - 6.5%
GM Guam Power Authority,
   Series 1999 A,
     5.250% 10/01/34                   500,000      544,920
Long Island Power Authority:
   Series 1998 A,
     5.250% 12/01/26                 1,000,000    1,071,820
   Series 2000 A,
     (a) 06/01/19                    2,000,000    1,030,000
                                                -----------
                                                  2,646,740
                                                -----------
WATER & SEWER - 7.3%
Albany Municipal Water Finance
   Authority, Series 2000 A,
     6.375% 12/01/17                   200,000      242,048
Buffalo Municipal Water Finance
   Authority, Series 1999,
     6.000% 07/01/29                 1,450,000    1,698,864
Clifton Park Water Authority,
   Series 1999 A,
     5.000% 10/01/29                 1,000,000    1,043,780
                                                -----------
                                                  2,984,692
                                                -----------

TOTAL MUNICIPAL BONDS - 97.9%
   (cost of $34,504,053)                         40,090,200
                                                -----------

PURCHASED PUT OPTION - 0.2%
-----------------------------------------------------------

U.S. Treasury Notes,
   Strike Price $116.00,
   Expires 08/31/03
   (cost of $96,528)                    96,000       66,000
                                                -----------

TOTAL INVESTMENTS - 98.1%
   (cost of $34,600,581) (d)                     40,156,200
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 1.9%              773,256
-----------------------------------------------------------

NET ASSETS* - 100.0%                            $40,929,456
                                                ===========





See notes to investment portfolio.

May 31, 2003 (Unaudited) (New York unless otherwise stated)



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c) This security, or a portion thereof with a market value of $240,951, is being used to collateralized open futures contracts and written options.
(d) Cost for federal income tax purposes is $34,540,370.

Written options open at May 31, 2003:

                              # of
         Type               Contracts  Premiums     Value
-----------------------------------------------------------
Call-U.S. Treasury Notes,
  Strike Price $119.00,
  Expires 08/31/03              72      $61,104  $  91,125
Put-U.S. Treasury Notes,
  Strike Price $114.00,
  Expires 08/31/03              72       36,729     22,500
                              ----     --------   --------
Total written options          144      $97,833   $113,625
                              ----     --------   --------

Short futures contracts open at May 31, 2003:

                          Par Value                Unrealized
                         Covered by   Expiration  Depreciation
         Type             Contracts      Month     at 05/31/03
--------------------------------------------------------------
10 Year U.S. Treasury
    Note                  $3,700,000  Sept - 2003    $(29,669)
                                                     ---------

Summary of securities by insurer:

                                                    % of Total
        Insurer                                    Investments
--------------------------------------------------------------
MBIA Insurance Corp.                                     37.3%
Financial Security Assurance, Inc.                       17.3
Ambac Assurance Corp.                                    15.7
Financial Guaranty Insurance Corp.                        7.6
Radian Asset Assurance, Inc.                              4.1
Federal Housing Administration                            2.7
GNMA Collateralized                                       1.4
ACA Financial Guaranty Corp.                              0.9
                                                    ----------
                                                         87.0%
                                                    ----------

*  Net assets represent both Common Shares and Auction Preferred Shares.




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)



ASSETS:
Investments, at cost                           $ 34,600,581
                                               ------------
Investments, at value                          $ 40,156,200
Cash                                                237,515
Receivable for:
   Interest receivable                              670,326
   Futures variation margin                           2,312
Expense reimbursement due from Advisor                4,041
Deferred Trustees' compensation plan                  1,232
Other assets                                            641
                                               ------------
   Total Assets                                  41,072,267
                                               ------------


LIABILITIES:
Written call options, at value
   (premiums received $61,104)                       91,125
Written put options, at value
   (premiums received $36,729)                       22,500
Payable for:
   Preferred shares remarketing commissions             193
   Distributions -- common shares                        59
   Distributions -- preferred shares                  1,672
   Management fee                                    12,044
   Transfer agent fee                                 1,814
   Reports to shareholders                           12,172
Deferred Trustees' fees                               1,232
                                               ------------
   Total Liabilities                                142,811
                                               ------------


Auction Preferred Shares (564 shares issued
   and outstanding at $25,000 per share)         14,100,000
                                               ------------


COMPOSITION OF NET ASSETS APPLICABLE
   TO COMMON SHARES:
Paid-in capital - common shares                $ 22,754,007
Undistributed net investment income                 103,191
Accumulated net realized loss                    (1,537,900)
Net unrealized appreciation (depreciation) on:
   Investments                                    5,555,619
   Futures contracts                                (29,669)
   Written options                                  (15,792)
                                               ------------
Net assets at value applicable to 1,611,079
   common shares of beneficial interest
   outstanding                                 $ 26,829,456
                                               ============

Net asset value per common share               $      16.65
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003
(Unaudited)


INVESTMENT INCOME:
Interest                                       $  1,018,183
                                               ------------


EXPENSES:
Management fee                                      129,090
Pricing and bookkeeping fees                         12,894
Trustees' fees                                        2,278
Preferred shares remarketing commissions             17,597
Transfer agent fee                                   15,627
Audit fee                                            12,051
Custody fee                                           2,015
Reports to shareholders                               9,919
Other expenses                                        4,159
                                               ------------
   Total Expenses                                   205,630
Fees and expenses waived or reimbursed
   by Advisor                                       (94,660)
Custody earnings credit                              (1,821)
                                               ------------
   Net Expenses                                     109,149
                                               ------------
Net Investment Income                               909,034
                                               ------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FUTURES CONTRACTS
   AND WRITTEN OPTIONS:
Net realized gain (loss) on:
   Investments                                      140,984
   Futures contracts                               (652,563)
                                               ------------
      Net realized loss                            (511,579)
                                               ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                    2,270,109
   Futures contracts                                (77,859)
   Written options                                  (15,792)
                                               ------------
      Net change in unrealized
        appreciation/depreciation                 2,176,458
                                               ------------
Net Gain                                          1,664,879
                                               ------------
Net Increase in Net Assets from Operations        2,573,913
                                               ------------


LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                          (74,465)
                                               ------------
Net Increase in Net Assets from Operations
   Applicable to Common Shares                 $  2,499,448
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:   2003          2002
------------------------------------------------------------
OPERATIONS:
Net investment income              $ 909,034    $ 1,863,071
Net realized gain (loss) on
   investments and futures
   contracts                        (511,579)        59,577
Net change in unrealized
   appreciation/depreciation
   on investments, futures
   contracts and
   written options                 2,176,458       (184,569)
                                 -----------    -----------
Net Increase from Operations       2,573,913      1,738,079
                                 -----------    -----------

LESS DISTRIBUTIONS DECLARED
   TO PREFERRED SHAREHOLDERS:
From net investment income           (74,465)      (191,814)
                                 -----------    -----------
Net Increase in Net Assets from
   Operations Applicable to
   Common Shares                   2,499,448      1,546,265
                                 -----------    -----------

LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income          (865,652)    (1,780,031)
                                 -----------    -----------

SHARE TRANSACTIONS:
Distributions reinvested -
   common shares                      20,980         45,245
                                 -----------    -----------
Total Increase (Decrease) in
   Net Assets Applicable to
   Common Shares                   1,654,776       (188,521)

NET ASSETS APPLICABLE TO
   COMMON SHARES:
Beginning of period               25,174,680     25,363,201
                                 -----------    -----------
End of period (including
   undistributed net investment
   income of $103,191 and
   $134,274, respectively)       $26,829,456    $25,174,680
                                 ===========    ===========




                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
NUMBER OF FUND SHARES:               2003          2002
-----------------------------------------------------------
Common Shares:
Issued for distributions reinvested    1,336          2,843
Outstanding at:
   Beginning of period             1,609,743      1,606,900
                                 -----------    -----------
   End of period                   1,611,079      1,609,743
                                 -----------    -----------

Preferred Shares:
Outstanding at end of period             564            564
                                 -----------    -----------





See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial New York Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company. The Fund's investment goal is to provide current income, generally exempt from ordinary federal income tax and New York State and City personal income taxes. The Fund is authorized to issue an unlimited number of common shares of beneficial interest and 564 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2003 was 1.10%. For the six months ended May 31, 2003, the Fund declared dividends to Auction Preferred shareholders amounting to $74,465 representing an average APS dividend rate of 1.06%.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                YEAR OF        CAPITAL LOSS
              EXPIRATION       CARRYFORWARD
              ----------       ------------
                 2008            $265,521

May 31, 2003 (Unaudited)


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the investment advisor to the Fund merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Through November 30, 2004, Columbia has contractually agreed to waive a portion of the fee so that it will not exceed 0.35% annually.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

EXPENSE LIMITS:
Columbia has voluntarily agreed to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of management fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to the APS. This arrangement may be modified or terminated by Columbia at any time.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,821 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Fund could have invested a portion of the assetsutilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Fund currently has outstanding 564 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2003, there were no such restrictions on the Fund.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $875,230 and $1,552,973, respectively.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation                 $5,679,672
   Gross unrealized depreciation                    (63,842)
                                                 ----------
     Net unrealized appreciation                 $5,615,830
                                                 ==========

FUTURES CONTRACTS AND OPTIONS:
The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are

May 31, 2003 (Unaudited)


economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

For the six months ended May 31, 2003, transactions in written options were as follows:

                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Options Outstanding
   at November 30, 2002               --        $    --
Options Written - Call                72         61,104
Options Written - Put                 72         36,729
Options Closed                        --             --
Options Expired                       --             --
Options Exercised                     --             --
                                    ----        -------
Options Outstanding
   at May 31, 2003                   144        $97,833
                                    ----        -------

Refer to the Fund's Investment Portfolio for a summary of open futures contracts and written options at May 31, 2003.

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                               (UNAUDITED)
                                                               SIX MONTHS                                            PERIOD
                                                                  ENDED            YEAR ENDED NOVEMBER 30,            ENDED
                                                                 MAY 31,   --------------------------------------  NOVEMBER 30,
                                                                  2003         2002         2001         2000       1999 (a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $  15.64     $  15.78     $  14.93    $  14.24    $  14.33
                                                                --------     --------     --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.56(b)      1.16(b)(c)   1.18(b)     1.27(d)     0.02
Net realized and unrealized gain (loss) on investments,
   futures contracts and written options                            1.04        (0.07)(c)     0.75        0.86       (0.08)
                                                                --------     --------     --------    --------    --------
   Total from Investment Operations                                 1.60         1.09         1.93        2.13       (0.06)
                                                                --------     --------     --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                         (0.05)       (0.12)       (0.25)      (0.33)         --
                                                                --------     --------     --------    --------    --------
   Total from Investment Operations Applicable
     to Common Shareholders                                         1.55         0.97         1.68        1.80       (0.06)
                                                                --------     --------     --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                         (0.54)       (1.11)       (0.83)      (0.93)         --
                                                                --------     --------     --------    --------    --------
LESS SHARE TRANSACTIONS:
Offering costs -- common shares                                       --           --           --          --       (0.03)
Commission and offering costs -- preferred shares                     --           --           --       (0.18)         --
                                                                --------     --------     --------    --------    --------
   Total Share Transactions                                           --           --           --       (0.18)      (0.03)
                                                                --------     --------     --------    --------    --------
NET ASSET VALUE, END OF PERIOD                                  $  16.65     $  15.64     $  15.78    $  14.93    $  14.24
                                                                ========     ========     ========    ========    ========
Market price per share -- common shares                         $  16.16     $  15.86     $  14.60    $  14.63    $  15.06
                                                                ========     ========     ========    ========    ========
Total return-- based on market value -- common shares (e)          5.40%(f)(g) 16.79%(f)     5.63%(f)    3.58%(f)    0.41%(g)
                                                                ========     ========     ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)(i)                                                    0.85%(j)(k)  0.85%(j)     0.81%(j)    0.32%(j)    0.20%(k)
Net investment income before preferred stock dividend (h)(i)       7.09%(k)     7.38%(c)     7.49%       8.86%       5.20%(k)
Net investment income after preferred stock dividend (h)(i)        6.51%(k)     6.62%(c)     5.91%       6.53%       5.20%(k)
Voluntary waiver/reimbursement (i)                                 0.27%(k)     0.39%        0.57%       0.18%         --
Portfolio turnover rate                                               2%(g)       16%           4%         32%          0%(g)
Net assets, end of period (000's) -- common shares              $ 26,829     $ 25,175     $ 25,363    $ 23,996    $ 22,873

(a)The Fund commenced investment operations on November 19, 1999. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 7.30% to 7.38% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.54% to 6.62%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the six months ended May 31, 2003 which had an impact of 0.01%.
(i)Ratios reflect average net assets available to common shares only.
(j)Ratios calculated using average net assets of the Fund equals 0.55%, 0.55%, 0.52% and 0.20% for the six months ended May 31, 2003 and the years ended November 30, 2002, November 30, 2001 and November 30, 2000, respectively.
(k)Annualized.

ASSET COVERAGE REQUIREMENTS
                                                  INVOLUNTARY
                                      ASSET       LIQUIDATING     AVERAGE
                    TOTAL AMOUNT    COVERAGE      PREFERENCE   MARKET VALUE
                     OUTSTANDING    PER SHARE      PER SHARE     PER SHARE
---------------------------------------------------------------------------
05/31/03 *           $14,100,000      $72,570       $25,003       $25,000
11/30/02              14,100,000       69,636        25,003        25,000
11/30/01              14,100,000       69,970        25,003        25,000
11/30/00 **           14,100,000       67,545        25,014        25,000

*  Unaudited.
** On December 20, 1999, the Fund began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the items listed on the Fund's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Fund had 1,610,403 common shares outstanding. The votes cast were as follows:


      PROPOSAL 1.
      ELECTION OF TRUSTEES:                    FOR                 AGAINST
  ---------------------------------------------------------------------------
      Richard W. Lowry                     1,493,426               25,895
      William E. Mayer                     1,492,487               26,834
      Charles R. Nelson                    1,495,427               23,894

On February 28, 2003, the record date for the Meeting, the Fund had 564 preferred shares outstanding. The votes cast were as follows:


      PROPOSAL 1.
      ELECTION OF TRUSTEES:                    FOR                WITHHELD
  ---------------------------------------------------------------------------
      Douglas A. Hacker                        564                    0
      Richard W. Lowry                         564                    0
      William E. Mayer                         564                    0
      Charles R. Nelson                        564                    0
      Thomas E. Stitzel                        564                    0

DIVIDEND REINVESTMENT PLAN


COLONIAL NEW YORK INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by EquiServe Trust Company, N.A. (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

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


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



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



TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial New York Insured Municipal Fund is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial New York Insured Municipal Fund.

COLONIAL NEW YORK INSURED MUNICIPAL FUND      SEMIANNUAL REPORT



                                                 IY-03/229O-0503 (07/03) 03/1848

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial New York Insured Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.